Redeemable non-controlling interests and non-controlling interests - Change in Carrying Amount of Redeemable Non-Controlling Interests (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Redeemable non-controlling interests and non-controlling interests
Net loss attributable to redeemable non-controlling interests	$ (27,068)
Accretion to redemption value of redeemable non-controlling interests	311,757
Acquisition of redeemable non-controlling interests	$ (6,678,219)